Intangible Assets (Schedule of Intangible Assets) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 30,920,324	$ 33,655,099
Product and License Rights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	37,400,742	36,573,941
Accumulated amortization	(11,499,141)	(8,405,188)
Intangible assets, net	25,901,601	28,168,753
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	9,882,511	9,428,266
Accumulated amortization	(5,127,878)	(4,087,273)
Intangible assets, net	4,754,633	5,340,993
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	273,110	154,373
Accumulated amortization	(9,020)	(9,020)
Intangible assets, net	$ 264,090	$ 145,353